UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
December 31, 2013 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE BONDS (a)

Alabama		1.31%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		111,290	0.34%
32,000	7.80%, 10/15/2025		28,880	0.09%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,220	0.07%
24,000	7.50%, 04/10/2018		24,190	0.07%
25,000	7.50%, 04/10/2019		25,145	0.08%
28,000	7.50%, 04/10/2020		27,602	0.08%
30,000	7.50%, 04/10/2021		28,278	0.09%
23,000	7.50%, 10/10/2017		23,230	0.07%
25,000	7.50%, 10/10/2018		25,233	0.08%
27,000	7.50%, 10/10/2019		26,924	0.08%
28,000	7.50%, 10/10/2020		27,068	0.08%
32,000	8.00%, 04/10/2022		28,886	0.09%
31,000	8.00%, 10/10/2021		28,833	0.09%

Arizona		2.20%
	First Southern Baptist Church of Lake Havasu, Inc. (c) (d)
32,000	7.60%, 03/19/2028		20,419	0.06%
38,000	7.60%, 03/19/2029		24,039	0.07%
41,000	7.60%, 03/19/2030		25,937	0.08%
44,000	7.60%, 03/19/2031		27,834	0.09%
48,000	7.60%, 03/19/2032		30,365	0.09%
51,000	7.60%, 03/19/2033		32,263	0.10%
55,000	7.60%, 03/19/2034		34,793	0.11%
60,000	7.60%, 03/19/2035		37,956	0.12%
64,000	7.60%, 03/19/2036		40,486	0.12%
70,000	7.60%, 03/19/2037		44,282	0.14%
75,000	7.60%, 03/19/2038		47,445	0.15%
37,000	7.60%, 09/19/2028		23,613	0.07%
40,000	7.60%, 09/19/2029		25,304	0.08%
43,000	7.60%, 09/19/2030		27,202	0.08%
46,000	7.60%, 09/19/2031		29,100	0.09%
50,000	7.60%, 09/19/2032		31,630	0.10%
54,000	7.60%, 09/19/2033		34,160	0.10%
58,000	7.60%, 09/19/2034		36,691	0.11%
62,000	7.60%, 09/19/2035		39,221	0.12%
42,000	7.60%, 09/19/2036		26,569	0.08%
72,000	7.60%, 09/19/2037		45,547	0.14%
24,000	8.00%, 03/19/2023		15,281	0.05%
25,000	8.00%, 09/19/2023		15,920	0.05%

California		12.14%
	First Baptist Church of Clovis
58,000	7.30%, 04/15/2035		42,734	0.13%
	San Bernardino Church of God Christian Centre (c) (d)
58,854	8.30%, 03/15/2024		39,703	0.12%
63,181	8.30%, 09/15/2025		42,622	0.13%
	Sonrise Baptist Church of Clovis (c) (d)
9,000	7.60%, 01/15/2030		5,928	0.02%
32,000	7.60%, 01/15/2031		21,078	0.06%
35,000	7.60%, 01/15/2032		23,055	0.07%
37,000	7.60%, 01/15/2033		24,372	0.07%
40,000	7.60%, 01/15/2034		26,348	0.08%
43,000	7.60%, 01/15/2035		28,324	0.09%
46,000	7.60%, 01/15/2036		30,300	0.09%
50,000	7.60%, 01/15/2037		32,935	0.10%
54,000	7.60%, 01/15/2038		35,570	0.11%
1,000	7.60%, 07/15/2028		664	0.00%
1,000	7.60%, 07/15/2030		659	0.00%
33,000	7.60%, 07/15/2031		21,737	0.07%
36,000	7.60%, 07/15/2032		23,713	0.07%
13,000	7.60%, 07/15/2033		8,563	0.03%
42,000	7.60%, 07/15/2034		27,665	0.08%
45,000	7.60%, 07/15/2035		29,642	0.09%
49,000	7.60%, 07/15/2036		32,276	0.10%
52,000	7.60%, 07/15/2037		34,252	0.11%
31,000	7.60%, 07/15/2038		20,420	0.06%
	Trinity Southern Baptist Church of Livemore, California
48,000	7.20%, 09/18/2019		47,285	0.14%
53,000	7.20%, 09/18/2020		50,610	0.16%
111,000	7.30%, 03/18/2030		88,045	0.27%
143,000	7.30%, 03/18/2032		108,537	0.33%
98,000	7.30%, 03/18/2034		73,020	0.22%
128,000	7.30%, 09/18/2030		100,454	0.31%
148,000	7.30%, 09/18/2032		111,444	0.34%
159,000	7.30%, 09/18/2033		118,837	0.36%
	The United Pentecostal Church of Modesto, Inc. (c) (d)
43,000	7.50%, 05/21/2021		28,586	0.09%
45,000	7.50%, 05/21/2022		29,768	0.09%
20,000	7.50%, 11/21/2020		13,288	0.04%
43,000	7.50%, 11/21/2021		28,604	0.09%
53,000	7.60%, 05/21/2024		35,091	0.11%
56,000	7.60%, 05/21/2025		37,094	0.11%
62,000	7.60%, 05/21/2026		41,087	0.13%
66,000	7.60%, 05/21/2027		43,751	0.13%
71,000	7.60%, 05/21/2028		47,080	0.14%
89,000	7.60%, 05/21/2031		58,509	0.18%
96,000	7.60%, 05/21/2032		63,110	0.19%
103,000	7.60%, 05/21/2033		67,712	0.21%
112,000	7.60%, 05/21/2034		73,629	0.23%
51,000	7.60%, 11/21/2023		33,762	0.10%
55,000	7.60%, 11/21/2024		36,427	0.11%
59,000	7.60%, 11/21/2025		39,088	0.12%
69,000	7.60%, 11/21/2027		45,747	0.14%
73,000	7.60%, 11/21/2028		48,421	0.15%
86,000	7.60%, 11/21/2030		56,536	0.17%
92,000	7.60%, 11/21/2031		60,481	0.19%
99,000	7.60%, 11/21/2032		65,083	0.20%
115,000	7.60%, 11/21/2034		75,601	0.23%
	Victory Christian Center of the Desert, Inc. (c) (d)
31,000	8.40%, 04/15/2021		29,338	0.09%
34,000	8.40%, 04/15/2022		32,038	0.10%
36,000	8.40%, 04/15/2023		33,739	0.10%
40,000	8.40%, 04/15/2024		37,504	0.12%
43,000	8.40%, 04/15/2025		40,334	0.12%
47,000	8.40%, 04/15/2026		44,100	0.14%
51,000	8.40%, 04/15/2027		47,869	0.15%
55,000	8.40%, 04/15/2028		51,640	0.16%
60,000	8.40%, 04/15/2029		55,872	0.17%
65,000	8.40%, 04/15/2030		60,528	0.19%
70,000	8.40%, 04/15/2031		65,184	0.20%
76,000	8.40%, 04/15/2032		70,771	0.22%
83,000	8.40%, 04/15/2033		77,290	0.24%
90,000	8.40%, 04/15/2034		83,808	0.26%
30,000	8.40%, 10/15/2020		28,368	0.09%
32,000	8.40%, 10/15/2021		30,307	0.09%
35,000	8.40%, 10/15/2022		32,995	0.10%
38,000	8.40%, 10/15/2023		35,621	0.11%
41,000	8.40%, 10/15/2024		38,450	0.12%
45,000	8.40%, 10/15/2025		42,215	0.13%
48,000	8.40%, 10/15/2026		45,048	0.14%
53,000	8.40%, 10/15/2027		49,756	0.15%
57,000	8.40%, 10/15/2028		53,529	0.16%
62,000	8.40%, 10/15/2029		57,734	0.18%
68,000	8.40%, 10/15/2030		63,322	0.19%
74,000	8.40%, 10/15/2031		68,909	0.21%
80,000	8.40%, 10/15/2032		74,496	0.23%
87,000	8.40%, 10/15/2033		81,014	0.25%
69,000	8.40%, 10/15/2034		64,253	0.20%
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		20,147	0.06%
23,000	8.40%, 05/15/2021		22,089	0.07%
25,000	8.40%, 05/15/2022		24,035	0.07%
27,000	8.40%, 05/15/2023		25,817	0.08%
22,000	8.40%, 11/15/2020		21,118	0.06%
24,000	8.40%, 11/15/2021		23,194	0.07%
26,000	8.40%, 11/15/2022		25,010	0.08%
28,000	8.40%, 11/15/2023		26,779	0.08%

Connecticut		1.42%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,168	0.06%
21,000	7.50%, 01/21/2022		18,530	0.06%
22,000	7.50%, 01/21/2023		19,430	0.06%
24,000	7.50%, 07/21/2023		21,259	0.07%
23,000	7.60%, 01/21/2026		20,371	0.06%
30,000	7.60%, 01/21/2027		26,214	0.08%
32,000	7.60%, 01/21/2028		27,571	0.08%
35,000	7.60%, 01/21/2029		29,404	0.09%
38,000	7.60%, 01/21/2030		31,149	0.09%
40,000	7.60%, 01/21/2031		32,136	0.10%
43,000	7.60%, 01/21/2032		33,807	0.10%
29,000	7.60%, 07/21/2026		25,514	0.08%
33,000	7.60%, 07/21/2028		28,096	0.09%
36,000	7.60%, 07/21/2029		29,873	0.09%
39,000	7.60%, 07/21/2030		31,648	0.10%
42,000	7.60%, 07/21/2031		33,403	0.10%
45,000	7.60%, 07/21/2032		35,082	0.11%
Florida		18.71%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
257,000	7.50%, 03/15/2027		123,514	0.38%
212,000	7.50%, 03/15/2028		101,930	0.31%
187,000	7.50%, 03/15/2029		89,124	0.27%
290,000	7.50%, 03/15/2030		138,214	0.42%
91,000	7.50%, 03/15/2031		43,371	0.13%
166,000	7.50%, 09/15/2027		79,796	0.25%
120,000	7.50%, 09/15/2028		57,708	0.18%
145,000	7.50%, 09/15/2029		69,107	0.21%
332,000	7.50%, 09/15/2030		158,231	0.49%
	Bethel Baptist Institutional Church, Inc. (c) (d)
150,000	7.80%, 01/21/2021		90,120	0.28%
75,000	7.90%, 01/21/2026		44,925	0.14%
523,000	7.90%, 01/21/2030		310,871	0.95%
124,000	7.90%, 07/21/2023		74,189	0.23%
251,000	7.90%, 07/21/2025		150,299	0.46%
129,000	7.90%, 07/21/2026		77,284	0.24%
171,000	7.90%, 07/21/2027		102,480	0.31%
218,000	7.90%, 07/21/2028		130,691	0.40%
259,000	7.90%, 07/21/2030		153,950	0.47%
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,284	0.05%
33,000	8.20%, 12/15/2015		33,482	0.10%
69,000	8.40%, 06/15/2021		69,407	0.21%
74,000	8.40%, 06/15/2022		74,511	0.23%
10,000	8.40%, 06/15/2025		10,022	0.03%
24,000	8.40%, 06/15/2027		24,070	0.07%
199,000	8.40%, 06/15/2034		197,985	0.61%
65,000	8.40%, 12/15/2020		65,345	0.20%
71,000	8.40%, 12/15/2021		71,866	0.22%
71,000	8.40%, 12/15/2022		71,525	0.22%
23,000	8.40%, 12/15/2026		23,062	0.07%
29,000	8.40%, 12/15/2029		28,852	0.09%
32,000	8.40%, 12/15/2030		31,837	0.10%
117,000	8.40%, 12/15/2032		116,403	0.36%
84,000	8.40%, 12/15/2033		83,572	0.26%
70,000	8.40%, 12/15/2034		69,643	0.21%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		71,710	0.22%
78,000	8.40%, 04/20/2020		78,780	0.24%
84,000	8.40%, 04/20/2021		83,135	0.26%
99,000	8.40%, 04/20/2023		93,080	0.29%
108,000	8.40%, 04/20/2024		102,168	0.31%
25,000	8.40%, 04/20/2031		21,618	0.07%
44,000	8.40%, 10/20/2018		44,440	0.14%
75,000	8.40%, 10/20/2019		75,750	0.23%
82,000	8.40%, 10/20/2020		82,820	0.25%
89,000	8.40%, 10/20/2021		84,648	0.26%
86,000	8.40%, 10/20/2022		80,212	0.25%
43,000	8.40%, 10/20/2025		40,635	0.12%
100,000	8.40%, 10/20/2030		87,190	0.27%
	Manifestations Worldwide, Inc.
29,000	7.60%, 03/17/2025		25,914	0.08%
31,000	7.60%, 03/17/2026		27,398	0.08%
33,000	7.60%, 03/17/2027		28,773	0.09%
36,000	7.60%, 03/17/2028		30,931	0.09%
38,000	7.60%, 03/17/2029		31,806	0.10%
41,000	7.60%, 03/17/2030		33,505	0.10%
44,000	7.60%, 03/17/2031		35,257	0.11%
48,000	7.60%, 03/17/2032		37,608	0.12%
52,000	7.60%, 03/17/2033		40,284	0.12%
56,000	7.60%, 03/17/2034		43,137	0.13%
60,000	7.60%, 03/17/2035		45,774	0.14%
65,000	7.60%, 03/17/2036		49,120	0.15%
70,000	7.60%, 03/17/2037		52,423	0.16%
76,000	7.60%, 03/17/2038		56,810	0.17%
8,000	7.60%, 09/17/2024		7,152	0.02%
29,000	7.60%, 09/17/2025		25,781	0.08%
33,000	7.60%, 09/17/2026		28,971	0.09%
34,000	7.60%, 09/17/2027		29,437	0.09%
38,000	7.60%, 09/17/2028		32,216	0.10%
41,000	7.60%, 09/17/2029		33,891	0.10%
44,000	7.60%, 09/17/2030		35,596	0.11%
47,000	7.60%, 09/17/2031		37,247	0.11%
51,000	7.60%, 09/17/2032		39,663	0.12%
54,000	7.60%, 09/17/2033		41,715	0.13%
59,000	7.60%, 09/17/2034		45,223	0.14%
63,000	7.60%, 09/17/2035		47,830	0.15%
68,000	7.60%, 09/17/2036		51,150	0.16%
73,000	7.60%, 09/17/2037		54,611	0.17%
79,000	7.60%, 09/17/2038		59,060	0.18%
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c) (d)
112,000	7.50%, 02/05/2027		106,747	0.33%
146,000	7.50%, 02/05/2029		137,912	0.42%
100,000	7.50%, 02/05/2031		94,410	0.29%
54,000	7.50%, 08/05/2029		51,003	0.16%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
33,000	7.70%, 05/28/2013		16,018	0.05%
26,000	7.70%, 11/28/2012		12,620	0.04%
34,000	7.70%, 11/28/2013		16,504	0.05%
35,000	7.80%, 05/28/2014		17,024	0.05%
63,000	8.40%, 05/28/2021		30,757	0.09%
68,000	8.40%, 05/28/2022		33,034	0.10%
30,000	8.40%, 05/28/2024		14,586	0.04%
86,000	8.40%, 05/28/2025		41,830	0.13%
93,000	8.40%, 05/28/2026		45,254	0.14%
154,000	8.40%, 05/28/2032		74,367	0.23%
64,000	8.40%, 11/28/2021		31,264	0.10%
32,000	8.40%, 11/28/2023		15,453	0.05%
33,000	8.40%, 11/28/2024		16,048	0.05%
91,000	8.40%, 11/28/2025		44,271	0.14%
98,000	8.40%, 11/28/2026		47,697	0.15%
42,000	8.40%, 11/28/2031		20,282	0.06%
156,000	8.40%, 11/28/2032		75,332	0.23%
	Truth For Living Ministries, Inc. (c) (d)
78,000	7.80%, 03/15/2024		37,986	0.12%
49,000	7.80%, 03/15/2028		24,064	0.07%
81,000	7.80%, 09/15/2024		39,447	0.12%
36,000	7.80%, 09/15/2027		17,676	0.05%
Georgia		5.18%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		9,866	0.03%
33,000	7.70%, 09/01/2015		10,194	0.03%
39,000	7.80%, 03/01/2018		11,950	0.04%
46,000	7.80%, 03/01/2020		14,085	0.04%
50,000	7.80%, 03/01/2021		15,325	0.05%
11,000	7.80%, 09/01/2018		3,375	0.01%
45,000	7.80%, 09/01/2019		13,833	0.04%
48,000	7.80%, 09/01/2020		14,707	0.05%
50,000	7.90%, 03/01/2023		15,260	0.05%
38,000	7.90%, 03/01/2034		11,522	0.04%
159,000	7.90%, 03/01/2036		48,209	0.15%
56,000	7.90%, 09/01/2022		17,192	0.05%
89,000	7.90%, 09/01/2035		27,270	0.08%
64,000	7.90%, 09/01/2036		19,610	0.06%
54,000	8.00%, 03/01/2022		16,567	0.05%
51,000	8.00%, 09/01/2021		15,728	0.05%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		56,561	0.17%
72,000	7.90%, 01/15/2031		59,630	0.18%
78,000	7.90%, 01/15/2032		63,281	0.19%
84,000	7.90%, 01/15/2033		67,183	0.21%
90,000	7.90%, 01/15/2034		71,685	0.22%
98,000	7.90%, 01/15/2035		77,400	0.24%
106,000	7.90%, 01/15/2036		82,977	0.26%
115,000	7.90%, 01/15/2037		89,229	0.27%
123,000	7.90%, 01/15/2038		95,177	0.29%
69,000	7.90%, 07/15/2030		57,698	0.18%
74,000	7.90%, 07/15/2031		60,702	0.19%
81,000	7.90%, 07/15/2032		65,156	0.20%
87,000	7.90%, 07/15/2033		69,461	0.21%
95,000	7.90%, 07/15/2034		75,373	0.23%
101,000	7.90%, 07/15/2035		79,416	0.24%
110,000	7.90%, 07/15/2036		85,734	0.26%
119,000	7.90%, 07/15/2037		92,178	0.28%
129,000	7.90%, 07/15/2038		99,846	0.31%
42,000	8.00%, 01/15/2024		38,619	0.12%
40,000	8.00%, 07/15/2023		36,684	0.11%
Illinois		2.95%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		35,284	0.11%
37,000	7.80%, 06/12/2020		37,181	0.11%
41,000	7.80%, 06/12/2021		41,250	0.13%
45,000	7.80%, 06/12/2022		45,045	0.14%
37,000	7.80%, 12/12/2019		37,333	0.11%
40,000	7.80%, 12/12/2020		40,220	0.12%
42,000	7.80%, 12/12/2021		42,277	0.13%
51,000	7.90%, 06/12/2024		51,102	0.16%
56,000	7.90%, 06/12/2025		56,134	0.17%
43,000	7.90%, 06/12/2030		42,781	0.13%
112,000	7.90%, 06/12/2034		111,429	0.34%
50,000	7.90%, 12/12/2023		50,085	0.15%
54,000	7.90%, 12/12/2024		54,119	0.17%
86,000	7.90%, 12/12/2030		85,561	0.26%
24,000	7.90%, 12/12/2033		23,878	0.07%
117,000	7.90%, 12/12/2034		116,403	0.36%
48,000	8.00%, 06/12/2023		48,072	0.15%
45,000	8.00%, 12/12/2022		45,342	0.14%
Indiana		3.89%
	Madison Park Church of God, Inc. (c) (d)
70,000	7.90%, 01/31/2024		46,760	0.14%
100,000	7.90%, 01/31/2025		66,830	0.21%
100,000	7.90%, 01/31/2026		66,850	0.21%
50,000	7.90%, 01/31/2027		33,440	0.10%
100,000	7.90%, 01/31/2028		66,900	0.21%
193,000	7.90%, 01/31/2029		128,036	0.39%
169,000	7.90%, 01/31/2032		112,115	0.34%
151,000	7.90%, 07/31/2025		100,928	0.31%
95,000	7.90%, 07/31/2029		63,023	0.19%
306,000	7.90%, 07/31/2031		203,000	0.62%
196,000	8.00%, 01/31/2023		130,850	0.40%
189,000	8.00%, 07/31/2022		126,932	0.39%
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
27,000	7.90%, 06/22/2033		9,715	0.03%
29,000	7.90%, 06/22/2034		10,434	0.03%
32,000	7.90%, 06/22/2035		11,514	0.04%
34,000	7.90%, 06/22/2036		12,233	0.04%
38,000	7.90%, 06/22/2037		13,672	0.04%
24,000	7.90%, 12/22/2031		8,635	0.03%
26,000	7.90%, 12/22/2032		9,355	0.03%
29,000	7.90%, 12/22/2033		10,434	0.03%
31,000	7.90%, 12/22/2034		11,154	0.03%
33,000	7.90%, 12/22/2035		11,874	0.04%
36,000	7.90%, 12/22/2036		12,953	0.04%
Louisiana		4.78%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		43,430	0.13%
49,000	7.80%, 04/20/2021		47,192	0.14%
44,000	7.80%, 10/20/2019		44,440	0.13%
48,000	7.80%, 10/20/2020		47,189	0.14%
52,000	7.80%, 10/20/2021		48,017	0.15%
73,000	7.90%, 04/20/2026		66,021	0.20%
79,000	7.90%, 04/20/2027		70,515	0.22%
85,000	7.90%, 04/20/2028		74,792	0.23%
47,000	7.90%, 04/20/2029		40,354	0.12%
100,000	7.90%, 04/20/2030		83,990	0.26%
103,000	7.90%, 04/20/2031		84,903	0.26%
91,000	7.90%, 04/20/2032		73,555	0.23%
126,000	7.90%, 04/20/2033		100,636	0.31%
136,000	7.90%, 04/20/2034		108,025	0.33%
70,000	7.90%, 10/20/2025		63,616	0.20%
88,000	7.90%, 10/20/2028		76,498	0.23%
96,000	7.90%, 10/20/2029		81,427	0.25%
103,000	7.90%, 10/20/2030		85,593	0.26%
15,000	7.90%, 10/20/2031		12,224	0.04%
121,000	7.90%, 10/20/2032		97,018	0.30%
141,000	7.90%, 10/20/2034		111,418	0.34%
53,000	8.00%, 04/20/2022		47,832	0.15%
56,000	8.00%, 10/20/2022		50,910	0.16%
Maryland		0.10%
	Ark of Safety Christian Chruch, Inc. (c) (d)
40,000	8.00%, 04/15/2029		31,044	0.10%
Massachusetts		2.09%
	Harvest Ministries of New England, Inc. (d)
76,000	7.30%, 02/20/2028		56,825	0.17%
83,000	7.30%, 02/20/2029		61,520	0.19%
89,000	7.30%, 02/20/2030		65,967	0.20%
95,000	7.30%, 02/20/2031		70,414	0.22%
95,000	7.30%, 02/20/2033		70,414	0.22%
118,000	7.30%, 02/20/2034		87,461	0.27%
85,000	7.30%, 08/20/2029		63,002	0.19%
99,000	7.30%, 08/20/2031		73,379	0.23%
63,000	7.30%, 08/20/2032		46,695	0.14%
114,000	7.30%, 08/20/2033		84,497	0.26%
Michigan		0.14%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		2,621	0.01%
22,000	7.50%, 02/15/2017		5,738	0.02%
24,000	7.50%, 02/15/2018		6,223	0.02%
26,000	7.50%, 02/15/2019		6,755	0.02%
21,000	7.50%, 08/15/2016		5,489	0.01%
22,000	7.50%, 08/15/2017		5,733	0.02%
24,000	7.50%, 08/15/2018		6,230	0.02%
26,000	7.50%, 08/15/2019		6,763	0.02%
New Jersey		1.34%
	International Faith Ministries, Inc. (c) (d)
13,000	7.90%, 05/10/2023		5,996	0.02%
15,000	7.90%, 05/10/2024		6,921	0.02%
16,000	7.90%, 05/10/2025		7,386	0.02%
24,000	7.90%, 05/10/2028		11,090	0.03%
27,000	7.90%, 05/10/2029		12,371	0.04%
30,000	7.90%, 05/10/2030		13,746	0.04%
33,000	7.90%, 05/10/2031		15,121	0.05%
36,000	7.90%, 05/10/2032		16,495	0.05%
40,000	7.90%, 05/10/2033		18,328	0.06%
44,000	7.90%, 05/10/2034		20,161	0.06%
48,000	7.90%, 05/10/2035		21,994	0.07%
52,000	7.90%, 05/10/2036		23,826	0.07%
61,000	7.90%, 05/10/2037		27,950	0.09%
24,000	7.90%, 11/10/2023		11,071	0.03%
26,000	7.90%, 11/10/2024		11,999	0.04%
28,000	7.90%, 11/10/2025		12,928	0.04%
22,000	7.90%, 11/10/2027		10,166	0.03%
35,000	7.90%, 11/10/2028		16,177	0.05%
37,000	7.90%, 11/10/2029		16,953	0.05%
41,000	7.90%, 11/10/2030		18,786	0.06%
33,000	7.90%, 11/10/2031		15,121	0.05%
48,000	7.90%, 11/10/2032		21,994	0.07%
56,000	7.90%, 11/10/2034		25,659	0.08%
61,000	7.90%, 11/10/2035		27,950	0.09%
66,000	7.90%, 11/10/2036		30,241	0.09%
11,000	8.00%, 05/10/2022		5,102	0.01%
22,000	8.00%, 11/10/2022		10,208	0.03%
North Carolina		0.12%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		40,589	0.12%
Ohio		1.82%
	Worldview Community Church (c) (d)
14,456	7.50%, 06/12/2018		5,346	0.02%
59,749	7.50%, 06/12/2021		22,095	0.07%
57,822	7.50%, 12/12/2020		21,371	0.07%
62,641	7.50%, 12/12/2021		23,177	0.07%
70,343	7.60%, 06/12/2023		25,893	0.08%
75,161	7.60%, 06/12/2024		27,682	0.08%
80,942	7.60%, 06/12/2025		29,819	0.09%
127,195	7.60%, 06/12/2031		46,503	0.14%
105,032	7.60%, 06/12/2032		38,400	0.12%
147,431	7.60%, 06/12/2033		53,901	0.16%
72,270	7.60%, 12/12/2023		26,610	0.08%
79,015	7.60%, 12/12/2024		29,101	0.09%
113,705	7.60%, 12/12/2029		41,570	0.13%
122,377	7.60%, 12/12/2030		44,741	0.14%
142,613	7.60%, 12/12/2032		52,139	0.16%
153,212	7.60%, 12/12/2033		56,014	0.17%
64,534	8.00%, 06/12/2022		23,884	0.07%
67,423	8.00%, 12/12/2022		24,967	0.08%
Pennsylvania		0.93%
	Impacting Your World Ministries, Inc. (c)(d)
34,000	7.20%, 03/10/2014		20,128	0.06%
34,000	7.20%, 09/10/2013		20,165	0.06%
43,000	7.20%, 09/10/2014		25,645	0.08%
43,000	7.30%, 03/10/2015		25,774	0.08%
47,000	7.30%, 03/10/2016		28,238	0.09%
46,000	7.30%, 09/10/2015		27,614	0.08%
49,000	7.30%, 09/10/2016		29,331	0.09%
51,000	7.40%, 03/10/2017		30,519	0.09%
52,000	7.40%, 09/10/2017		31,075	0.10%
55,000	7.50%, 03/10/2018		32,802	0.10%
56,000	7.50%, 09/10/2018		33,432	0.10%
Rhode Island		3.07%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		15,117	0.05%
23,000	7.50%, 02/15/2021		21,931	0.07%
25,000	7.50%, 02/15/2022		21,948	0.07%
10,000	7.50%, 08/15/2016		10,100	0.03%
11,000	7.50%, 08/15/2017		11,110	0.03%
23,000	7.50%, 08/15/2020		22,391	0.07%
25,000	7.50%, 08/15/2021		22,910	0.07%
37,000	7.60%, 02/15/2027		32,297	0.10%
40,000	7.60%, 02/15/2028		34,428	0.11%
43,000	7.60%, 02/15/2029		36,060	0.11%
46,000	7.60%, 02/15/2030		37,651	0.11%
50,000	7.60%, 02/15/2031		40,110	0.12%
53,000	7.60%, 02/15/2032		41,600	0.13%
58,000	7.60%, 02/15/2033		44,944	0.14%
62,000	7.60%, 02/15/2034		47,796	0.15%
67,000	7.60%, 02/15/2035		51,161	0.16%
58,000	7.60%, 02/15/2037		43,465	0.13%
35,000	7.60%, 08/15/2026		30,762	0.09%
39,000	7.60%, 08/15/2027		33,805	0.10%
41,000	7.60%, 08/15/2028		34,842	0.11%
45,000	7.60%, 08/15/2029		37,273	0.11%
48,000	7.60%, 08/15/2030		38,894	0.12%
52,000	7.60%, 08/15/2031		41,288	0.13%
60,000	7.60%, 08/15/2033		46,380	0.14%
65,000	7.60%, 08/15/2034		49,874	0.15%
70,000	7.60%, 08/15/2035		53,200	0.16%
62,000	7.60%, 08/15/2036		46,680	0.14%
7,000	7.60%, 08/15/2037		5,238	0.02%
28,000	8.00%, 02/15/2023		25,603	0.08%
26,000	8.00%, 08/15/2022		23,582	0.07%
Tennessee		2.34%
	Grace Christian Fellowship Church, Inc. (c) (d)
40,000	8.40%, 01/18/2022		17,452	0.05%
44,000	8.40%, 01/18/2023		19,096	0.06%
47,000	8.40%, 01/18/2024		20,407	0.06%
51,000	8.40%, 01/18/2025		22,154	0.07%
56,000	8.40%, 01/18/2026		24,332	0.07%
60,000	8.40%, 01/18/2027		26,082	0.08%
30,000	8.40%, 01/18/2029		12,939	0.04%
77,000	8.40%, 01/18/2030		33,210	0.10%
41,000	8.40%, 04/18/2022		17,892	0.05%
44,000	8.40%, 04/18/2023		19,096	0.06%
47,000	8.40%, 04/18/2024		20,407	0.06%
52,000	8.40%, 04/18/2025		22,589	0.07%
56,000	8.40%, 04/18/2026		24,332	0.07%
52,000	8.40%, 04/18/2029		22,422	0.07%
78,000	8.40%, 04/18/2030		33,634	0.10%
21,000	8.40%, 04/18/2031		9,055	0.03%
100,000	8.40%, 04/18/2033		43,120	0.13%
38,000	8.40%, 07/18/2021		16,572	0.05%
41,000	8.40%, 07/18/2022		17,897	0.05%
45,000	8.40%, 07/18/2023		19,535	0.06%
34,000	8.40%, 07/18/2024		14,766	0.05%
20,000	8.40%, 07/18/2029		8,626	0.03%
81,000	8.40%, 07/18/2030		34,935	0.11%
38,000	8.40%, 07/18/2031		16,389	0.05%
39,000	8.40%, 10/18/2021		17,008	0.05%
42,000	8.40%, 10/18/2022		18,337	0.06%
46,000	8.40%, 10/18/2023		19,969	0.06%
50,000	8.40%, 10/18/2024		21,715	0.07%
54,000	8.40%, 10/18/2025		23,458	0.07%
58,000	8.40%, 10/18/2026		25,207	0.08%
35,000	8.40%, 10/18/2028		15,222	0.05%
75,000	8.40%, 10/18/2029		32,340	0.10%
81,000	8.40%, 10/18/2030		34,927	0.11%
88,000	8.40%, 10/18/2031		37,946	0.12%
Texas		4.24%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		198,820	0.61%
100,000	7.60%, 06/15/2018		98,730	0.30%
	Iglesia Templo Jerusalen
58,000	7.90%, 06/12/2028		50,831	0.16%
48,000	7.90%, 06/12/2029		41,083	0.13%
68,000	7.90%, 06/12/2030		56,930	0.17%
36,000	7.90%, 06/12/2033		28,746	0.09%
93,000	7.90%, 06/12/2034		73,861	0.23%
100,000	7.90%, 06/12/2035		78,690	0.24%
108,000	7.90%, 06/12/2036		84,229	0.26%
46,000	7.90%, 12/12/2027		40,738	0.12%
60,000	7.90%, 12/12/2028		51,978	0.16%
65,000	7.90%, 12/12/2029		54,964	0.17%
37,000	7.90%, 12/12/2032		29,600	0.09%
76,000	7.90%, 12/12/2033		60,511	0.19%
96,000	7.90%, 12/12/2034		75,859	0.23%
79,000	7.90%, 12/12/2035		61,857	0.19%
86,000	7.90%, 12/12/2036		66,770	0.20%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		88,720	0.27%
20,000	7.80%, 06/15/2021		18,930	0.06%
19,000	7.80%, 12/15/2020		18,552	0.06%
23,000	7.90%, 06/15/2023		20,944	0.06%
23,000	7.90%, 12/15/2022		20,833	0.06%
24,000	7.90%, 12/15/2023		21,905	0.07%
21,000	8.00%, 06/15/2022		19,009	0.06%
21,000	8.00%, 12/15/2021		19,274	0.06%
Virginia		0.03%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		1,710	0.01%
64,000	7.80%, 06/21/2022		646	0.00%
124,000	7.80%, 06/21/2023		1,240	0.01%
103,000	7.80%, 06/21/2024		1,030	0.00%
100,000	7.80%, 12/21/2020		1,010	0.00%
60,000	7.80%, 12/21/2023		600	0.00%
115,000	7.80%, 12/21/2024		1,150	0.00%
142,000	7.80%, 12/21/2025		1,420	0.01%
Washington		1.73%
	Cascade Christian Center of Skagit Valley (e)
618,355	3.50%, 10/20/2020		565,609	1.73%
Washington, DC		0.43%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		20,297	0.06%
80,000	8.30%, 07/12/2015		21,160	0.07%
98,000	8.40%, 01/12/2018		25,745	0.08%
100,000	8.40%, 01/12/2027		26,010	0.08%
130,000	8.40%, 01/12/2033		33,813	0.10%
45,000	8.40%, 07/12/2018		11,835	0.04%

Total Church Mortgage Bonds (Cost $34,431,864)		70.96%	23,141,277	70.96%

CHURCH MORTGAGE LOANS (b)

California		2.84%
	Mount Olive Missionary Baptist Church of Fresno (d)
932,428	3.50%, 08/01/2013		927,766	2.84%
Georgia		2.47%
	God First Breakthrough Ministries, Inc. (e)
1,074,166	6.50%, 03/01/2014		804,873	2.47%
Nevada		0.85%
	Iglesia Christiana Verbo De Dios, Inc. (e)
384,035	0.00%, 01/01/2014		277,427	0.85%
New Jersey		2.13%
	Igreja Batista Do Calverio
747,306	8.75%, 08/01/2038		695,219	2.13%
Texas		5.20%
	Pleasant Grove Missionary Baptist Foundation (d) (f)
1,704,157	7.50%, 08/01/2033		1,695,636	5.20%

Total Church Mortgage Loans (Cost $4,842,092)		13.49%	4,400,921	13.49%

OPEN-END MUTUAL FUNDS		4.53%

137,868	Vanguard Short-Term Investment Grade Fund		1,476,562	4.53%
	(Cost $1,500,000)

SHORT TERM INVESTMENTS		10.42%

Money Market Funds
3,397,471	Fifth Third Institutional Money Market - 0.01%*		3,397,471	10.42%
	(Cost $3,397,471)

Total Investments - (Cost $44,171,427)		99.40%	32,416,231	99.40%

OTHER ASSETS IN EXCESS OF LIABILITIES		0.60%	195,156	0.60%

Net Assets		100.00%	32,611,387	100.00%

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.

(c) Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer

(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.

(f) Security is considered income producing; however, interest payments received during the period represented only a portion of the total interest due.

* Variable rate security; the coupon rate shown represents the yield at December 31, 2013.

As of December 31, 2013, the cost of investments were $45,492,890, the gross unrealized appreciation on investments were $11,732 and the gross unrealized depreciation on investments were $13,102,306, for a net unrealized depreciation of $13,090,574 for federal income tax purposes.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments

December 31, 2013

2.  SECURITY VALUATION

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value.  Bonds and mortgage loans with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing bonds in which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Inputs used by the pricing service may not be considered observable and may be considered proprietary.

When the price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds.  The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

 any current independent appraisal values

-

 any current listing price

-

 index adjusted appraisal values based on published real estate sources

-

 estimated costs associated with the disposition of the property

-

 risk adjusted discount rate

-

 estimated time to sell in years

-

 probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Similar methods are used to value church mortgage loans held by the Fund.  Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2013:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	December 31, 2013
Church Mortgage Bonds	$ -	$ -	$23,141,277	$23,141,277
Church Mortgage Loans	-	-	4,400,921	4,400,921
Open-End Mutual Fund	1,476,562	-	-	1,476,562
Short Term Investments	3,397,471	-	-	3,397,471
	$4,874,033	$ -	$27,542,198	$32,416,231

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended December 31, 2013.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Church	Church
	Mortgage Bonds	Mortgage Loans	Total
Balance as of 10/01/2013	$25,382,007	$4,417,083	$29,799,090
Accrued Accretion/(Amortization)	-	-	-
Unrealized Appreciation/(Depreciation)	(31,486)	1,853	(29,633)
Realized Gain/(Loss)	(202,578)	2,860	(199,718)
Gross Sales and Paydowns	(2,006,666)	(20,875)	(2,027,541)
Gross Purchases	-	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 12/31/2013	$23,141,277	$4,400,921	$27,542,198

3. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date of this report. In management's opinion, there are no requiring disclosures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski, President

Date February 19, 2014

By /s/Carla Homer

* Carla Homer, Treasurer

Date February 19, 2014

* Print the name and title of each signing officer under his or her signature.